First Trust Managed Municipal Fund
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.6%
	Alabama – 3.7%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$524,697
640,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	672,042
360,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/44	361,503
500,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	507,821
500,000	SE Energy Auth AL Cooperative Dist Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	527,928
				2,593,991
	Arizona – 0.9%
350,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	4.00%	07/01/29	348,108
270,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	273,653
				621,761
	Arkansas – 0.4%
250,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	244,465
	California – 9.0%
600,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	602,932
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	830,224
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	239,667
500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	498,488
250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	259,312
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,074,875
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	27,052
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	250,381
500,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	543,982
675,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AG	5.00%	09/01/35	723,697
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	490,334
400,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/39	434,274
390,000	Vacaville CA Spl Tax Lower Lagoon Vly Impt Area No. 1, Ser A	5.00%	09/01/35	400,998
				6,376,216
	Colorado – 3.9%
650,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora, COPS, BAM	5.25%	12/01/43	672,221
600,000	Arista CO Met Dist Ref, Ser A, BAM	5.00%	12/01/38	629,425
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,004,681
500,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	488,613
				2,794,940

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut – 0.9%
$330,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/26	$335,549
250,000	CT St Spl Tax Oblig Rev Transprtn Infra Purp, Ser A	5.00%	07/01/36	273,013
				608,562
	District of Columbia – 1.0%
650,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	677,014
	Florida – 7.1%
400,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AG	5.25%	05/01/44	403,380
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	467,186
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	260,288
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	329,374
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (a)	4.00%	05/01/40	445,315
605,000	Jea FL Elec Sys Rev Ref, Ser Three A	3.00%	10/01/40	489,396
1,000,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AG	5.25%	10/01/48	1,011,858
75,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt, Ser B	5.00%	11/15/42	73,692
285,000	Pasco Cnty FL Sch Brd, Ser A, COPS, AG	5.00%	08/01/37	300,900
495,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	496,655
400,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	398,859
335,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	326,604
				5,003,507
	Georgia – 3.9%
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory Put 03/06/26)	3.88%	10/01/32	1,003,882
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	504,332
740,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/30	779,548
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	500,797
				2,788,559
	Hawaii – 1.3%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	494,529
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Wtr Sys Rev, Ser A	3.00%	07/01/41	400,125
				894,654
	Idaho – 0.7%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	521,621
	Illinois – 2.2%
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	765,477
500,000	IL St	5.50%	05/01/39	519,681
250,000	IL St, Ser A	5.50%	03/01/47	254,151
				1,539,309
	Indiana – 3.0%
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	530,742
500,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	468,648
375,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper LLC Proj, AMT (a)	4.50%	01/01/34	378,814
700,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	709,345
				2,087,549

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa – 0.8%
$500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42) (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	$564,677
	Kansas – 0.4%
235,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.00%	09/01/33	260,640
	Kentucky – 2.6%
1,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	1,012,591
250,000	KY St Property & Bldgs Commn Revs Proj No. 128, Ser A	5.50%	11/01/42	267,473
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/38	574,990
				1,855,054
	Louisiana – 2.3%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	468,729
400,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	401,237
500,000	Saint John the Baptist Parish LA Rev Ref Var Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 07/01/26)	4.05%	06/01/37	504,244
250,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	248,368
				1,622,578
	Maryland – 1.8%
1,000,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,017,869
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Ref Johns Hopkins Hlth System, Ser B (b)	2.70%	06/01/46	250,000
				1,267,869
	Massachusetts – 0.6%
390,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/41	407,657
	Minnesota – 0.6%
500,000	Rochester MN Hlth Care Facs Rev Mayo Clinic, Ser A	4.25%	11/15/50	452,196
	Mississippi – 1.4%
1,000,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc, Ser L (b)	2.70%	11/01/35	1,000,000
	Missouri – 0.6%
500,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St. Louis	5.00%	09/01/48	450,643
	Nevada – 1.4%
1,000,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr Co Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,001,254
	New Hampshire – 1.0%
200,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.50%	04/01/43	196,575

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire (Continued)
$500,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/41	$515,078
				711,653
	New Jersey – 1.6%
40,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	40,039
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	589,555
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	509,486
				1,139,080
	New Mexico – 2.8%
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	1,012,634
500,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	530,858
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	449,041
				1,992,533
	New York – 6.1%
750,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	717,850
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	408,762
500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Second Gen Resolution Sub, Ser FF-2 (b)	2.75%	06/15/44	500,000
125,000	New York City NY Transitional Fin Auth Rev Sub, Subser F-3	3.00%	02/01/39	104,786
250,000	New York City NY Transitional Fin Auth Rev Subord Fiscal 2026, Ser A, Subser A-1 (c)	5.25%	05/01/46	260,541
500,000	NY NY, Ser B, Subser B-1	5.25%	10/01/40	528,605
750,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	763,909
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,060,114
				4,344,567
	North Carolina – 0.5%
380,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	385,701
	Ohio – 3.5%
500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/41	518,796
1,000,000	Hamilton Cnty OH Hosp Facs Rev Var Ref Trihealth Inc Obligated Grp Proj Remk, Ser B (b)	2.80%	08/15/51	1,000,000
500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	495,167
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	492,970
				2,506,933
	Oklahoma – 0.5%
300,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/40	324,911
	Oregon – 3.2%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	444,916
270,000	OR St Dept of Transprtn Hwy User Tax Rev Subord Lien, Ser A	5.00%	11/15/39	280,538
955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	1,034,347

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	$484,001
				2,243,802
	Pennsylvania – 7.0%
515,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/37	529,538
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	479,732
700,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	704,448
500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Draw Down Rep Svcs Inc Remk, Ser B-2, AMT (Mandatory put 01/15/26)	3.85%	04/01/49	499,675
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	1,050,547
500,000	PA St Econ Dev Fing Auth Upmc Rev Ref Upmc Obligated Grp, Ser B	5.00%	03/15/41	509,067
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	791,188
450,000	Philadelphia PA, Ser A	4.00%	05/01/41	409,223
				4,973,418
	Puerto Rico – 1.8%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	731,845
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	76,996
531,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	494,250
				1,303,091
	South Carolina – 3.9%
205,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	204,756
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/46	519,468
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/34	360,716
350,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.25%	11/01/42	365,307
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/40	585,639
750,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/45	752,435
				2,788,321
	Tennessee – 1.4%
500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/49	500,134
500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	522,175
				1,022,309
	Texas – 7.9%
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	4.00%	02/15/36	496,348
200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/35	214,461
300,000	Canton TX Indep Sch Dist (c)	5.25%	02/15/42	315,741
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	414,893
410,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	443,417

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$190,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	$194,202
500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 09/01/25)	3.95%	07/01/40	500,030
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	531,925
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (a)	5.13%	09/01/42	475,541
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott and White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	811,420
390,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref	5.00%	09/01/32	411,850
500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	547,560
245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	261,435
				5,618,823
	Utah – 1.5%
500,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (a)	5.25%	12/01/53	459,698
685,000	Midas Mountain Veterans Prog Pub Infra Dist (a)	5.20%	06/01/54	631,284
				1,090,982
	Virginia – 2.1%
425,000	Salem VA Econ Dev Auth Eductnl Facs Rev Roanoke Clg	6.00%	04/01/50	431,395
625,000	VA St Cmwlth Transprtn Brd Transprtn Rev	3.00%	05/15/41	503,270
500,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Obligated Grp, Ser A-1	5.00%	06/15/38	525,718
				1,460,383
	Wisconsin – 1.8%
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy NV Sloan Canyon Cmps Proj, Ser A (a)	4.50%	07/15/49	334,469
375,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/39	385,609
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	522,332
				1,242,410
	Wyoming – 1.5%
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/40	1,057,916

Total Investments – 98.6%	69,841,549
(Cost $70,370,330)
Net Other Assets and Liabilities – 1.4%	1,013,785
Net Assets – 100.0%	$70,855,334

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	15	Sep 2025	$1,696,172	$(8,531)

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At July 31, 2025, securities noted as such amounted to $4,920,974 or 6.9% of net assets.

(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:
ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$69,841,549	$—	$69,841,549	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(8,531)	$(8,531)	$—	$—

*	See Portfolio of Investments for state and territory breakout.